UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22004

Voya Asia Pacific High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Asia Pacific High Dividend Equity Income Fund

The schedules are not audited.

Voya Asia Pacific High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of November 30, 2018 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.0%
	Australia: 17.4%
329,047	Aurizon Holdings Ltd.	$1,016,071	0.8
114,929	Australia & New Zealand Banking Group Ltd.	2,269,346	1.9
287,368	Charter Hall Group	1,472,528	1.2
214,149	Coca-Cola Amatil Ltd.	1,352,561	1.1
28,054	Commonwealth Bank of Australia	1,464,647	1.2
489,687	Metcash Ltd.	995,294	0.8
749,597	Nine Entertainment Co. Holdings Ltd.	965,244	0.8
176,124	QBE Insurance Group Ltd.	1,462,196	1.2
51,716	Rio Tinto Ltd.	2,785,241	2.3
141,324	Santos Ltd.	572,792	0.5
484,220	Scentre Group	1,384,264	1.1
1,510,476	Sigma Healthcare Ltd.	543,223	0.5
900,939	Spark Infrastructure Group	1,551,528	1.3
127,105	Suncorp Group Ltd.	1,240,405	1.0
108,812	Westpac Banking Corp.	2,072,347	1.7
		21,147,687	17.4

	China: 28.7%
2,205,000	Bank of China Ltd. - H Shares	966,745	0.8
1,450,000	Beijing Capital International Airport Co., Ltd. - H Shares	1,618,825	1.3
410,000	Beijing Enterprises Holdings Ltd.	2,414,899	2.0
4,279,960	China Construction Bank - H Shares	3,654,251	3.0
938,000	China Life Insurance Co., Ltd. - H Shares	2,012,756	1.6
435,500	China Mobile Ltd.	4,341,175	3.6
624,000	China Overseas Land & Investment Ltd.	2,188,232	1.8
806,500	China Railway Construction Corp. Ltd. - H Shares	1,035,956	0.8
346,824	China Resources Gas Group Ltd.	1,405,502	1.2
596,000	China Resources Land Ltd.	2,218,620	1.8
625,531	China State Construction International Holdings Ltd.	547,383	0.4
1,367,000	CNOOC Ltd.	2,309,345	1.9
1,526,000	COSCO Shipping Ports, Ltd.	1,552,047	1.3
242,000	Hengan International Group Co., Ltd.	1,986,141	1.6
3,171,414	Industrial & Commercial Bank of China - H Shares	2,265,088	1.9
1,766,000	Lenovo Group Ltd.	1,281,494	1.1
1,986,000	PetroChina Co., Ltd. - H Shares	1,387,140	1.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
752,863		Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares	$1,863,573	1.5
			35,049,172	28.7

		Hong Kong: 6.1%
379,374		AIA Group Ltd.	3,116,703	2.5
151,000		CK Hutchison Holdings Ltd.	1,583,885	1.3
188,507		CLP Holdings Ltd.	2,080,951	1.7
319,100		Television Broadcasts Ltd.	702,698	0.6
			7,484,237	6.1

		India: 8.1%
354,903		Coal India Ltd.	1,248,992	1.0
36,997		Hero Motocorp Ltd.	1,622,013	1.3
527,039		ICICI Bank Ltd.	2,696,944	2.2
60,078		Indiabulls Housing Finance Ltd.	617,782	0.5
105,428		Infosys Ltd. ADR	1,039,520	0.8
811,173		NTPC Ltd.	1,633,771	1.4
102,134		Tech Mahindra Ltd.	1,037,326	0.9
			9,896,348	8.1

		Indonesia: 4.6%
2,773,700		Astra International Tbk PT	1,661,191	1.3
4,026,900		Bank Negara Indonesia Persero Tbk PT	2,405,424	2.0
1,840,400		Semen Indonesia Persero Tbk PT	1,550,243	1.3
			5,616,858	4.6

		Macau: 1.3%
1,743,000		SJM Holdings Ltd.	1,581,157	1.3

		Malaysia: 2.2%
1,492,700		CIMB Group Holdings Bhd	2,060,419	1.7
1,688,400		IJM Corp. Bhd	659,197	0.5
			2,719,616	2.2

		New Zealand: 1.0%
383,741	(1)	Fletcher Building Ltd.	1,257,705	1.0

		Singapore: 0.7%
722,700		First Resources Ltd.	853,749	0.7

		South Korea: 14.2%
19,527		Coway Co., Ltd.	1,365,731	1.1
41,104		Hana Financial Group, Inc.	1,381,956	1.1
89,260		Hite Jinro Co. Ltd.	1,395,890	1.1
54,440		Kangwon Land, Inc.	1,567,406	1.3
42,666		KT Corp.	1,160,578	1.0
9,825		POSCO	2,170,110	1.8
120,377		Samsung Electronics Co., Ltd.	4,510,666	3.7
8,985		Samsung Fire & Marine Insurance Co. Ltd.	2,184,230	1.8

PORTFOLIO OF INVESTMENTS
Voya Asia Pacific High Dividend Equity Income Fund	as of November 30, 2018 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		South Korea: (continued)
41,915	Shinhan Financial Group Co., Ltd.	$1,546,490	1.3
		17,283,057	14.2

	Taiwan: 12.7%
113,000	Catcher Technology Co., Ltd.	977,243	0.8
1,231,000	Cathay Financial Holding Co., Ltd.	1,948,029	1.6
3,043,664	CTBC Financial Holding Co. Ltd.	2,027,610	1.7
488,000	HON HAI Precision Industry Co., Ltd.	1,145,626	0.9
718,000	Quanta Computer, Inc.	1,168,226	1.0
787,627	Taiwan Semiconductor Manufacturing Co., Ltd.	5,816,860	4.8
1,000,000	Uni-President Enterprises Corp.	2,352,590	1.9
		15,436,184	12.7

	Total Common Stock
	(Cost $131,146,813)	118,325,770	97.0

PREFERRED STOCK: 0.9%
		South Korea: 0.9%
35,339	Samsung Electronics Co., Ltd.	1,068,806	0.9

	Total Preferred Stock
	(Cost $617,950)	1,068,806	0.9

	Total Long-Term Investments
	(Cost $131,764,763)	119,394,576	97.9

SHORT-TERM INVESTMENTS: 2.7%
		Mutual Funds: 2.7%
3,289,615	(2) BlackRock Liquidity Funds, FedFund, Institutional Class, 2.110%
	(Cost $3,289,615)	3,289,615	2.7

	Total Short-Term Investments
	(Cost $3,289,615)	3,289,615	2.7

	Total Investments in Securities (Cost $135,054,378)	$122,684,191	100.6
	Liabilities in Excess of Other Assets	(716,557)	(0.6)
	Net Assets	$121,967,634	100.0

ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2018.

Sector Diversification	Percentage of Net Assets
Financials	30.7%
Information Technology	14.9
Utilities	7.6
Consumer Staples	7.2%

Industrials	6.4
Materials	6.4
Consumer Discretionary	6.3
Communication Services	6.0
Real Estate	5.9
Energy	4.5
Health Care	2.0
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(0.6)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
Voya Asia Pacific High Dividend Equity Income Fund	as of November 30, 2018 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$21,147,687	$–	$21,147,687
China	–	35,049,172	–	35,049,172
Hong Kong	–	7,484,237	–	7,484,237
India	1,039,520	8,856,828	–	9,896,348
Indonesia	–	5,616,858	–	5,616,858
Macau	–	1,581,157	–	1,581,157
Malaysia	–	2,719,616	–	2,719,616
New Zealand	–	1,257,705	–	1,257,705
Singapore	–	853,749	–	853,749
South Korea	3,549,961	13,733,096	–	17,283,057
Taiwan	–	15,436,184	–	15,436,184
Total Common Stock	4,589,481	113,736,289	–	118,325,770
Preferred Stock	–	1,068,806	–	1,068,806
Short-Term Investments	3,289,615	–	–	3,289,615
Total Investments, at fair value	$7,879,096	$114,805,095	$–	$122,684,191
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(524,778)	$–	$(524,778)
Total Liabilities	$–	$(524,778)	$–	$(524,778)

(1)	For the period ended November 30, 2018, as a result of the fair value pricing procedures for international equities utilized by the Fund certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Fund's policy is to recognize transfers between levels at the beginning of the reporting period. At November 30, 2018, securities valued at $7,932,364 and $2,398,796 were transferred from Level 1 to Level 2 and Level 2 and Level 1, respectively, within the fair value hierarchy.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At November 30, 2018, the following OTC written equity options were outstanding for Voya Asia Pacific High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Hang Seng Index	Societe Generale	Call	12/06/18	25,864.000	HKD	4,400	116,629,700	$326,935	$(439,892)
Korea Stock Exchange KOSPI 200 Index	Societe Generale	Call	12/06/18	272.650	USD	20,100,000	5,454,135,000	78,681	(41,572)
S&P/ASX 200 Index	Morgan Stanley & Co. International PLC	Call	12/06/18	5,898.300	AUD	1,600	9,067,451	87,306	(1,422)
Taiwan Stock Exchange Weighted Index	Morgan Stanley & Co. International PLC	Call	12/06/18	9,867.028	USD	13,100	129,533,193	68,064	(41,892)
								$560,986	$(524,778)

PORTFOLIO OF INVESTMENTS
Voya Asia Pacific High Dividend Equity Income Fund	as of November 30, 2018 (Unaudited) (Continued)

Currency Abbreviations
AUD	-	Australian Dollar
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

		Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives	Instrument Type

Equity contracts	Written options	$524,778
Total Liability Derivatives		$524,778

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

	Morgan Stanley & Co. International PLC	Societe Generale	Totals
Liabilities:
Written options	$43,314	$481,464	$524,778
Total Liabilities	$43,314	$481,464	$524,778

Net OTC derivative instruments by counterparty, at fair value	$(43,314)	$(481,464)	(524,778)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$370,000	$370,000

Net Exposure(1)(2)	$(43,314)	$(111,464)	$(154,778)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

(2) At November 30, 2018, the Fund had received $20,000 in cash collateral from Morgan Stanley & Co. International PLC. Excess cash collateral is not shown for financial reporting purposes.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $135,331,091.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$7,764,061
Gross Unrealized Depreciation	(20,876,258)

Net Unrealized Depreciation	$(13,112,197)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Asia Pacific High Dividend Equity Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2019